                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09835

                            Capital Growth Portfolio
                            ------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

Item 1. Reports to Stockholders

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2004

PORTFOLIO OF INVESTMENTS (Unaudited)

COMMON STOCKS -- 99.8%

SECURITY                                                 SHARES             VALUE
-------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.1%
Precision Castparts Corp.                                         18,000    $       984,420
-------------------------------------------------------------------------------------------
                                                                            $       984,420
-------------------------------------------------------------------------------------------

BEVERAGES -- 1.1%
Cott Corp.(1)                                                     30,000    $       972,000
-------------------------------------------------------------------------------------------
                                                                            $       972,000
-------------------------------------------------------------------------------------------

BIOTECH CO. -- 2.0%
Celgene Corp.(1)                                                  29,000    $     1,660,540
Pharmion Corp.(1)                                                  1,400             68,488
-------------------------------------------------------------------------------------------
                                                                            $     1,729,028
-------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 10.9%
CheckFree Corp.(1)                                                33,200    $       996,000
Dun & Bradstreet Corp.(1)                                         17,000            916,470
Intersections, Inc.(1)                                            23,016            552,154
MDC Partners, Inc., Class A(1)                                    51,300            615,600
Monster Worldwide, Inc.(1)                                        52,000          1,337,440
Rollins, Inc.                                                      3,806             87,576
Sirva, Inc.(1)                                                   125,800          2,893,400
Sotheby's Holdings, Inc.(1)                                      140,000          2,234,400
-------------------------------------------------------------------------------------------
                                                                            $     9,633,040
-------------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 10.0%
PalmOne, Inc.(1)                                                 254,281    $     8,841,351
-------------------------------------------------------------------------------------------
                                                                            $     8,841,351
-------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 3.1%
Affiliated Computer Services, Inc.(1)                             44,000    $     2,329,360
Intellisync Corp.(1)                                             135,000            387,450
Salesforce.com, Inc.(1)                                            1,400             22,498
-------------------------------------------------------------------------------------------
                                                                            $     2,739,308
-------------------------------------------------------------------------------------------

CONSULTING SERVICES -- 1.2%
Cognizant Technology Solutions Corp.(1)                           40,000    $     1,016,400
-------------------------------------------------------------------------------------------
                                                                            $     1,016,400
-------------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.6%
Central European Distribution Corp.(1)                            19,125    $       495,529
-------------------------------------------------------------------------------------------
                                                                            $       495,529
-------------------------------------------------------------------------------------------

DRUG DISTRIBUTORS -- 1.0%
AmerisourceBergen Corp.                                           15,000    $       896,700
-------------------------------------------------------------------------------------------
                                                                            $       896,700
-------------------------------------------------------------------------------------------

EDUCATION -- 4.9%
Corinthian Colleges, Inc.(1)                                      35,000    $       865,900
EVCI Career Colleges, Inc.(1)                                     78,900            829,239
Laureate Education, Inc.(1)                                       68,400          2,615,616
-------------------------------------------------------------------------------------------
                                                                            $     4,310,755
-------------------------------------------------------------------------------------------

ENERGY SERVICES -- 2.3%
NRG Energy, Inc.(1)                                               45,000    $     1,116,000
Spinnaker Exploration Co.(1)                                      24,000            945,120
-------------------------------------------------------------------------------------------
                                                                            $     2,061,120
-------------------------------------------------------------------------------------------

ENTERTAINMENT -- 4.0%
Metro-Goldwyn-Mayer, Inc.(1)                                     140,850    $     1,704,285
WMS Industries, Inc.(1)                                           62,600          1,865,480
-------------------------------------------------------------------------------------------
                                                                            $     3,569,765
-------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.1%
Coinstar, Inc.(1)                                                 82,500    $     1,812,525
Mitsubishi Tokyo Financial Group, Inc., ADR                      278,000          2,604,860
SLM Corp.                                                         23,000            930,350
-------------------------------------------------------------------------------------------
                                                                            $     5,347,735
-------------------------------------------------------------------------------------------

FINANCIAL SERVICES - CREDIT CARDS -- 0.9%
Providian Financial Corp.(1)                                      54,000    $       792,180
-------------------------------------------------------------------------------------------
                                                                            $       792,180
-------------------------------------------------------------------------------------------

FINANCIAL SERVICES - MISCELLANEOUS -- 0.7%
Student Loan Corp., (The)                                          4,500    $       614,250
-------------------------------------------------------------------------------------------
                                                                            $       614,250
-------------------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 3.5%
McKesson Corp.                                                    27,000    $       926,910
PacifiCare Health Systems, Inc.(1)                                56,000          2,164,960
-------------------------------------------------------------------------------------------
                                                                            $     3,091,870
-------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.2%
Design Within Reach, Inc.(1)                                      12,900    $       211,947
-------------------------------------------------------------------------------------------
                                                                            $       211,947
-------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES             VALUE
-------------------------------------------------------------------------------------------
INSURANCE -- 4.9%
PMI Group, Inc., (The)                                            44,000    $     1,914,880
Radian Group, Inc.                                                40,000          1,916,000
Triad Guaranty, Inc.(1)                                            8,700            506,340
-------------------------------------------------------------------------------------------
                                                                            $     4,337,220
-------------------------------------------------------------------------------------------

INTERNET SERVICES -- 2.2%
InterActiveCorp(1)                                                36,000    $     1,085,040
United Online, Inc.(1)                                            48,000            845,280
-------------------------------------------------------------------------------------------
                                                                            $     1,930,320
-------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 3.5%
Cyberonics, Inc.(1)                                               43,000    $     1,434,480
DENTSPLY International, Inc.                                      18,000            937,800
Isolagen, Inc.(1)                                                 69,300            712,404
-------------------------------------------------------------------------------------------
                                                                            $     3,084,684
-------------------------------------------------------------------------------------------

MINING -- 1.0%
Bema Gold Corp.(1)                                               325,000    $       884,000
-------------------------------------------------------------------------------------------
                                                                            $       884,000
-------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 3.4%
Harvest Natural Resources, Inc.(1)                               150,000    $     2,236,500
Plains Exploration and Product Co.(1)                             41,000            752,350
-------------------------------------------------------------------------------------------
                                                                            $     2,988,850
-------------------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 4.4%
Estee Lauder Cos. Inc. (The), Class A                             19,000    $       926,820
Gillette Co. (The)                                                69,000          2,925,600
Oriflame Cosmetics(1)                                              1,160             41,423
-------------------------------------------------------------------------------------------
                                                                            $     3,893,843
-------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.0%
Oscient Pharmaceuticals Corp.(1)                                  30,000    $       153,300
Pfizer, Inc.                                                      73,000          2,502,440
-------------------------------------------------------------------------------------------
                                                                            $     2,655,740
-------------------------------------------------------------------------------------------
PHARMACEUTICALS - GENERIC -- 1.3%
American Pharmaceutical Partners, Inc.(1)                         38,895    $     1,181,630
-------------------------------------------------------------------------------------------
                                                                            $     1,181,630
-------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 4.8%
CVS Corp.                                                         44,000    $     1,848,880
Safeway, Inc.(1)                                                  40,000          1,013,600
Walgreen Co.                                                      37,000          1,339,770
-------------------------------------------------------------------------------------------
                                                                            $     4,202,250
-------------------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 2.0%
Tempur-Pedic International, Inc.(1)                               89,500    $     1,253,895
Tweeter Home Entertainment Group, Inc.(1)                        100,000            540,000
-------------------------------------------------------------------------------------------
                                                                            $     1,793,895
-------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 3.0%
Big Lots, Inc.(1)                                                 60,000    $       867,600
Foot Locker, Inc.                                                 74,000          1,801,160
-------------------------------------------------------------------------------------------
                                                                            $     2,668,760
-------------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.8%
Amkor Technology, Inc.(1)                                         85,000    $       695,300
-------------------------------------------------------------------------------------------
                                                                            $       695,300
-------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.9%
Semtech Corp.(1)                                                  35,000    $       823,900
-------------------------------------------------------------------------------------------
                                                                            $       823,900
-------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 11.0%
NII Holdings, Inc., Class B(1)                                    50,000    $     1,684,500
NTL, Inc.(1)                                                      38,831          2,237,442
Research in Motion Ltd.(1)                                        84,600          5,790,024
-------------------------------------------------------------------------------------------
                                                                            $     9,711,966
-------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $74,363,910)                                            $    88,159,756
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST $74,363,910)                                            $    88,159,756
-------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                      $       187,566
-------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                        $    88,347,322
-------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

                        See notes to financial statements

CAPITAL GROWTH PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2004

ASSETS
Investments, at value (identified cost, $74,363,910)                        $   88,159,756
Cash                                                                               131,247
Receivable for investments sold                                                  4,517,989
Interest and dividends receivable                                                   20,731
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                $   92,829,723
-------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                           $    4,448,247
Payable to affiliate for Trustees' fees                                              2,639
Accrued expenses                                                                    31,515
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           $    4,482,401
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                   $   88,347,322
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                     $   74,551,476
Net unrealized appreciation (computed on the basis of identified cost)          13,795,846
-------------------------------------------------------------------------------------------
TOTAL                                                                       $   88,347,322
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Six Months Ended
June 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $1,740)                                    $      106,295
Interest                                                                             4,927
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     $      111,222
-------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                      $      273,261
Trustees' fees and expenses                                                          4,384
Custodian fee                                                                       46,410
Legal and accounting services                                                       18,382
Miscellaneous                                                                        6,445
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              $      348,882
-------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                         $     (237,660)
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) --
Net realized gain (loss)
   Investment transactions (identified cost basis)                          $    5,384,074
   Foreign currency transactions                                                    10,359
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                           $    5,394,433
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                      $     (947,843)
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                        $     (947,843)
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                            $    4,446,590
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                  $    4,208,930
-------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                      JUNE 30, 2004      YEAR ENDED
IN NET ASSETS                                            (UNAUDITED)        DECEMBER 31, 2003
---------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                   $     (237,660)    $     (580,263)
   Net realized gain from investments
      and foreign currency transactions                       5,394,433         26,770,540
   Net change in unrealized
      appreciation (depreciation)
      from investments                                         (947,843)         9,923,625
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS               $    4,208,930     $   36,113,902
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                         $    2,213,074     $   10,782,367
   Withdrawals                                               (6,270,041)       (80,032,655)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                  $   (4,056,967)    $  (69,250,288)
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    $      151,963     $  (33,136,386)
---------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                   $   88,195,359     $  121,331,745
---------------------------------------------------------------------------------------------
AT END OF PERIOD                                         $   88,347,322     $   88,195,359
---------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                      JUNE 30, 2004      -------------------------------------------------------
                                                      (UNAUDITED)           2003           2002           2001          2000(1)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.80%(2)         0.73%          0.74%          0.73%          0.72%(2)
   Net investment income (loss)                             (0.55)%(2)        (0.45)%        (0.43)%        (0.08)%         0.29%(2)
Portfolio Turnover                                             132%             240%           231%           264%           271%
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                               4.93%           31.99%        (25.17)%        (7.47)%           --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)               $   88,347       $   88,195     $  121,332     $  169,318     $  171,126
--------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 7, 2000, to December 31, 2000.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

CAPITAL GROWTH PORTFOLIO as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, the Eaton Vance Balanced Fund held a 76.1% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2004, no credit balances were used to reduce the Portfolio's custodian fee.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee in earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2004, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $273,261. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $114,657,594 and $116,560,785, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal tax income tax basis, were as follows:

   AGGREGATE COST                          $  74,363,910
   -----------------------------------------------------
   Gross unrealized appreciation           $  14,784,687
   Gross unrealized depreciation                (988,841)
   -----------------------------------------------------

   NET UNREALIZED APPRECIATION             $  13,795,846
   -----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Average borrowings and allocated fees during the six months ended June 30, 2004 were not significant.

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO
LARGE-CAP VALUE PORTFOLIO

                    OFFICERS
                    Elizabeth S. Kenyon
                    President and Portfolio
                    Manager of Investment
                    Grade Income Portfolio

                    Duncan W. Richardson
                    President of Capital Growth
                    Portfolio and Large-Cap
                    Value Portfolio

                    Arieh Coll
                    Vice President and Portfolio
                    Manager of Capital Growth
                    Portfolio

                    Michael R. Mach
                    Vice President and Portfolio
                    Manager of Large-Cap Value
                    Portfolio

                    Thomas H. Luster
                    Vice President of Investment
                    Grade Income Portfolio

                    William J. Austin, Jr.
                    Treasurer

                    Alan R. Dynner
                    Secretary

                    TRUSTEES

                    James B. Hawkes

                    Samuel L. Hayes, III

                    William H. Park

                    Ronald A. Pearlman

                    Norton H. Reamer

                    Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROWTH PORTFOLIO


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Duncan W. Richardson
       ------------------------
       Duncan W. Richardson
       President


Date:  August 13, 2004
       ---------------